Deferred Tax - Deferred tax liability (asset) (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax			$ 550,718
Intangible asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	$ 4,685,158	$ 1,581,987
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	$ (4,685,158)	$ (1,581,987)